Disclosure of detailed information about estimated useful life or depreciation rate (Details)	12 Months Ended
Dec. 31, 2018
Building [Member]
Statements Line Items
Useful lives or depreciation rates, property, plant and equipment	4% declining-balance
Leasehold improvements [Member]
Statements Line Items
Useful lives or depreciation rates, property, plant and equipment	5 year straight-line
Production equipment [Member]
Statements Line Items
Useful lives or depreciation rates, property, plant and equipment	20% declining-balance
Vehicles [Member]
Statements Line Items
Useful lives or depreciation rates, property, plant and equipment	30% declining-balance
Prototype [Member]
Statements Line Items
Useful lives or depreciation rates, property, plant and equipment	2 year straight-line